Summary of significant accounting policies- Various (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 CNY (¥) segment	Mar. 31, 2015 CNY (¥) segment	Mar. 31, 2014 CNY (¥) segment	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2013 CNY (¥)
Segment reporting
Number of operating segment | segment	1	1	1
Number of reportable segment | segment	1	1	1
Sales and marketing expenses
Advertising and promotional expenses	¥ 5,524,000,000	¥ 4,090,000,000	¥ 2,022,000,000
Leases
Capital Lease Obligations			0		¥ 0		¥ 0
Cash and cash equivalents
Amount of cash and cash equivalents			33,045,000,000	$ 16,566	106,818,000,000	$ 16,779	108,193,000,000	¥ 30,396,000,000
Short term investments
Short-term investments- fixed deposits					97,000,000		11,462,000,000
Short-term investments				$ 729	4,700,000,000		14,148,000,000
Investment in equity investees
Period of time within which results of equity method earnings are recognized in arrears	3 months
Minimum
Loan and VAT receivables
Collection periods extended for VAT receivables	3 months
Investment securities
Maturities of held-to-maturity securities held	1 year
Maximum
Loan and VAT receivables
Collection periods extended for VAT receivables	6 months
Investment securities
Maturities of held-to-maturity securities held	10 years
Micro loans receivables | Minimum
Loan and VAT receivables
Credit periods extended	7 days
Micro loans receivables | Maximum
Loan and VAT receivables
Credit periods extended	360 days
VAT receivables
Loan and VAT receivables
Allowance for doubtful accounts relating to VAT receivables					699,000,000		184,000,000
Cash held in accounts managed by Alipay
Cash and cash equivalents
Amount of cash and cash equivalents					786,000,000		1,443,000,000
Short term investments held in accounts managed by Alipay
Short term investments
Short-term investments					¥ 2,564,000,000		¥ 1,185,000,000
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements	¥ 2,094,000,000	¥ 1,601,000,000	¥ 974,000,000